Other Non-current Assets - ZIM (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jan. 27, 2021	Dec. 31, 2020	Jul. 31, 2016	Jul. 31, 2014
Other Non-current Assets
Total gain on ZIM ordinary shares		$ 196,290	$ 444,165
Book value of investment					$ 75
Unearned revenue	$ 20,754	20,754	20,754		19,476
Non-current portion of unearned revenue	$ 16,187	$ 16,187	$ 16,187		$ 19,574
ZIM
Other Non-current Assets
Ordinary shares owned	8,186,950	8,186,950	8,186,950	10,186,950
Ordinary shares sold	2,000,000
Net proceeds from sale of ordinary shares	$ 76,400
Total gain on ZIM ordinary shares			$ 444,200
Unrealized gain on ZIM ordinary shares			367,800
Fair value of shareholding interest	$ 367,800	$ 367,800	367,800
Series 1 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received							$ 8,800
Proceeds received from mandatory repayment of notes			2,400
Series 1 Notes | HMM
Other Non-current Assets
Accrued interest			3,000
Series 2 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received							$ 41,100
Accrued interest			6,400
Series 1 and Series 2 Notes | ZIM
Other Non-current Assets
Proceeds received from mandatory repayment of notes			47,200
Loan Notes 1 HMM | ZIM
Other Non-current Assets
Proceeds received from mandatory repayment of notes			$ 19,900
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received						$ 32,800
Loan Notes 2 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received						$ 6,200